Equity Investees	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Investees
8. Equity Investees
We account for our ownership in our joint ventures under the equity method of accounting (see Note 2 for a description of these investments). The price we pay to acquire an ownership interest in a company may exceed the underlying book value of the capital accounts we acquire. Such excess cost amounts are included within the carrying values of our equity investees. At December 31, 2014 and 2013, the unamortized excess cost amounts totaled $215.4 million and $225.7 million, respectively. We amortize the excess cost as a reduction in equity earnings in a manner similar to depreciation.
The following table presents information included in our Consolidated Financial Statements related to our equity investees.

	Year Ended December 31,
	2014	2013	2012
Genesis’ share of operating earnings	$53,783	$33,152	$24,532
Amortization of excess purchase price	(10,648)	(10,477)	(10,187)
Net equity in earnings	$43,135	$22,675	$14,345
Distributions received	$75,528	$46,564	$38,809

The following tables present the combined balance sheet information for the last two years and income statement data for the last three years for our equity investees (on a 100% basis):

	December 31,
	2014	2013
BALANCE SHEET DATA:
Assets
Current assets	$42,135	$70,921
Fixed assets, net	1,015,305	1,028,808
Other assets	4,369	6,823
Total assets	$1,061,809	$1,106,552
Liabilities and equity
Current liabilities	$25,369	$55,918
Other liabilities	202,613	190,578
Equity	833,827	860,056
Total liabilities and equity	$1,061,809	$1,106,552

	Year Ended December 31,
	2014	2013	2012
INCOME STATEMENT DATA:
Revenues	$246,265	$183,533	$162,267
Operating Income	$146,760	$102,107	$80,841
Net Income	$142,754	$99,357	$77,975